Segment information - Business Groups (Details) - EUR (€) € in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Disclosure of operating segments [line items]
Revenue	€ 15,359	€ 16,091	€ 30,127	€ 31,117
Change (%)	(4.60%)		(3.20%)
Profit (loss) from operating activities			€ 5,315	5,948
Underlying operating profit			5,806	6,100
Beauty & Wellbeing
Disclosure of operating segments [line items]
Revenue	€ 3,219	3,343	€ 6,489	6,539
Change (%)	(3.70%)		(0.80%)
Profit (loss) from operating activities			€ 1,063	1,269
Underlying operating profit			1,256	1,305
Personal Care
Disclosure of operating segments [line items]
Revenue	€ 3,296	3,531	€ 6,545	6,953
Change (%)	(6.60%)		(5.90%)
Profit (loss) from operating activities			€ 1,349	1,696
Underlying operating profit			1,444	1,601
Home Care
Disclosure of operating segments [line items]
Revenue	€ 2,865	3,113	€ 5,904	6,328
Change (%)	(8.00%)		(6.70%)
Profit (loss) from operating activities			€ 839	963
Underlying operating profit			915	1,031
Foods
Disclosure of operating segments [line items]
Revenue	€ 3,187	3,289	€ 6,568	6,687
Change (%)	(3.10%)		(1.80%)
Profit (loss) from operating activities			€ 1,511	1,423
Underlying operating profit			1,533	1,491
Ice Cream
Disclosure of operating segments [line items]
Revenue	€ 2,792	€ 2,815	€ 4,621	4,610
Change (%)	(0.80%)		0.20%
Profit (loss) from operating activities			€ 553	597
Underlying operating profit			€ 658	€ 672